SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	For the year ended December 31,
US$ MILLIONS	2019	2018	2017
Interest paid	$829	$507	$451
Income taxes paid	$179	$427	$132

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31,
US$ MILLIONS	2019	2018	2017
Accounts receivable	$42	$176	$(31)
Prepayments	(120)	5	4
Accounts payable and other	146	(305)	158
Changes in non-cash working capital, net	$68	$(124)	$131